Parent entity	12 Months Ended
Jun. 30, 2024
Parent Entity
Parent entity

34 Parent entity

The Company is controlled by the following entities:

	Principal place of	Percentage	Percentage
	business/Country of	Owned (%) *	Owned (%) *
	Incorporation	2024	2023
Parent entities:
JSKS (Trustee as Gary Seaton Family Trust) (ultimate parent entity and controlling party)	Australia	57	75

*	The percentage of ownership interest held is equivalent to the percentage voting rights for all subsidiaries.

The following information has been extracted from the books and records of the parent, Australian Oilseeds Holdings Ltd. and has been prepared in accordance with IFRS Accounting Standards.

The financial information for the parent entity, Australian Oilseeds Holdings Ltd. has been prepared on the same basis as the consolidated financial statements except as disclosed below.

Investments in subsidiaries, associates and joint ventures

Investments in subsidiaries, associates and joint venture entities are accounted for at cost in the consolidated financial statements of the parent entity. Dividends received from associates are recognised in the parent entity profit or loss, rather than being deducted from the carrying amount of these investments.

Current tax liabilities (assets) and deferred tax assets arising from unused tax losses and tax credits in the subsidiaries are utilised in subsidiaries individual level.

	2024	2023
	AUD$	AUD$
Statement of Financial Position
Assets
Current assets	2,391	39,717
Non-current assets	8,408,689	7,519,761
Total Assets	8,411,080	7,559,478
Liabilities
Current liabilities	4,825,608	2,864,785
Total Liabilities	4,825,608	2,864,785
Equity
Issued capital	2,582,487	2,582,487
Retained earnings	(2,255,944)	(741,723)
Total Equity	326,543	1,840,764
Statement of Profit or Loss and Other Comprehensive Income
Total (loss) profit or loss for the year	(1,514,221)	(559,165)
Total comprehensive (loss) income	(1,514,221)	(559,165)